BASIC AND DILUTED EARNINGS (LOSS) PER SHARE	6 Months Ended
Jun. 30, 2025
Earnings (Loss) per share
BASIC AND DILUTED EARNINGS (LOSS) PER SHARE

7. BASIC AND DILUTED EARNINGS (LOSS) PER SHARE

Basic earnings (loss) per share is computed by dividing the income available to common shareholders for the period by the weighted average number of common shares of the Company (“Common Shares”) outstanding during the period. Diluted earnings (loss) per share is computed by dividing net income available to common shareholders less any preferred dividends for the period by the weighted average number of Common Shares outstanding plus any potentially dilutive securities outstanding during the period. The Company uses the treasury stock method to reflect the potential dilutive effect of unvested RSUs and unexercised stock options. The Company does not pay dividends or have participating shares outstanding.

The following table outlines the number of Common Shares (in thousands) and basic and diluted earnings (loss) per share.

	For the Three Months Ended		For the Six Months Ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
Weighted-average numbers of Common Shares - basic	214,787	189,046	213,738	186,568
Effect of Dilutive Securities:
RSUs	8,445	-	-	-
Options	10,134	-	-	-
Weighted-average numbers of Common Shares - diluted	233,366	189,046	213,738	186,568
Earnings (Loss) per share
Basic earnings (loss) per share	$0.01	$(0.01)	$(0.02)	$(0.09)
Diluted earnings (loss) per share	$0.01	$(0.01)	$(0.02)	$(0.09)

The following potential ordinary shares (in thousands) are anti-dilutive and are therefore excluded from the weighted average number of ordinary shares for the purpose of diluted earnings per share.

	For the Three Months Ended		For the Six Months Ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
Options	70	18,787	13,737	18,787
RSU	—	25,551	17,010	25,551
Total	70	44,338	30,747	44,338

THE REAL BROKERAGE INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE PERIOD ENDED JUNE 30, 2025 AND 2024

UNAUDITED